Significant Accounting Policies Significant Accounting Policies - Leases (Details) $ in Thousands	Dec. 31, 2019 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating Lease, Right-of-Use Asset	$ 75,774
Operating Lease, Liability	85,777
Accounting Standards Update 2016-02 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating Lease, Right-of-Use Asset	76,000
Operating Lease, Liability	$ 86,000